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                                                   Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-82510


                                                                   June 30, 2004
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]





              SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS OF
              MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
                               Dated May 1, 2004


The seventeenth paragraph of the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:


   Aggressive Equity Portfolio -- The Portfolio is managed within the U.S. Growth team. Current members of the team include Dennis Lynch, a Managing Director of the Investment Manager, David Cohen, an Executive Director of the Investment Manager, and Sam Chainani, a Vice President of the Investment Manager.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.